Asset Acquisition (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Asset Acquisition [Line Items]
Ownership percentage	100.00%
Gross consideration (in Yuan Renminbi) | ¥	¥ 40,000,000
Paid amount (in Yuan Renminbi) | ¥	¥ 10,000,000				¥ 5,000,000
Unpaid consideration		$ 1,227,515	¥ 8,960,000
Land use right and property taxes		1,227,515	8,960,000
Consideration payable, current		801,866		$ 591,369
Consideration payable noncurrent		1,338,719		2,703,528
Interest expense		111,363		$ 133,310		$ 71,272
Mr. Haiping Hu [Member]
Asset Acquisition [Line Items]
Unpaid consideration		$ 684,997	¥ 5,000,000